Securities Available for Sale - Stratification by Contractual Maturity of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Available For Sale Securities [Abstract]
Due in one year or less, Amortized Cost
Due after one year through five years, Amortized Cost	20,059
Due after five years through ten years, Amortized Cost	172,269
Due after ten years, Amortized Cost	218,900
Amortized Cost	411,228	305,283
Due in one year or less, Fair Value
Due after one year through five years, Fair Value	20,221
Due after five years through ten years, Fair Value	171,118
Due after ten years, Fair Value	216,559
Fair Value	$ 407,898	$ 300,122